Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Fair value measurements (Continued)

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2020 are summarized below:

	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB
Derivative liabilities	—	24,794	—
Contingent receivable	—	—	13,609

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2021 are summarized below:

	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB
Short-term investments
Trading securities	129,946	—	—
Held-to-maturity debt securities	—	63,726	—
Derivative assets	—	2,446	—
Derivative liabilities	—	16,354	—

Schedule of Reconciliation of all financial Instruments Measured at Fair Value on a Recurring Basis Using Level 3 Unobservable Inputs

The following table presents a reconciliation of all financial instruments measured at fair value on a recurring basis using Level 3 unobservable inputs:

Contingent receivable
RMB
Balance as of January 1, 2020	14,630
Settlement	(8,783)
Fair value change	7,762
Balance as of December 31, 2020	13,609
Fair value change	5,884
Settlement	(19,493)
Balance as of December 31, 2021	—
The amount of total gain for the year ended December 31, 2021	5,884
The amount of total gain for the year ended December 31, 2021 (US$)	923

Schedule of Property Plant and Equipment Estimated Useful Lives of Assets

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life
Buildings	20 to 40 years
Data center equipment
– Machinery	10 to 20 years
– Other equipment	3 to 5 years
Furniture and office equipment	3 to 5 years
Computers and network equipment	3 to 5 years
Motor vehicles	3 to 10 years
Purchased software	5 to 10 years
Leasehold improvements	Lesser of useful life or lease term

Schedule of Estimated Useful Life for Intangible Assets	The estimated useful life for the intangible assets is as follows:
Category	Estimated Useful Life
Acquired customer relationships	5 to 10 years
Acquired license and others	2 to 4 years